Related Party Transactions (Details Narrative) - USD ($)																							1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 15, 2020	Oct. 31, 2020	Oct. 23, 2020	Oct. 05, 2020	Sep. 04, 2020	Aug. 26, 2020	Aug. 20, 2020	Apr. 21, 2020	Mar. 24, 2020	Oct. 07, 2019	Aug. 27, 2019	Aug. 07, 2019	Aug. 07, 2019	Jun. 28, 2019	Jun. 14, 2019	Jun. 10, 2019	Apr. 08, 2019	Mar. 27, 2019	Mar. 18, 2019	Jan. 02, 2019	Dec. 12, 2018	Aug. 10, 2018	Nov. 11, 2020	Nov. 11, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 18, 2020
Legal fees																											$ 323,137	$ 202,382
Success fees																											$ (3,400,000)	$ (3,400,000)
Preferred stock stated value																											$ 0.01
Convertible shares																	250,000	795,000	4,240,000		39,671,297
Conversion price																												$ 0.40	$ 0.33
Debt face amount																											$ 83,616,590
Proceeds from convertible debt																	$ 100,000	$ 318,000	$ 1,696,000		$ 13,091,528
Accrued interest																											1,147,690	$ 1,016,113
Proceeds from repurchase of restricted stock
Restricted Stock [Member]
Stock issued during period, shares, issued for services	16,802
Stock price	$ 4
Proceeds from repurchase of restricted stock	$ 67,207
Ms. Rinku Sen [Member]
Proceeds from related parties																											12,050	39,650
Mr. Josh Jacobs [Member]
Proceeds from related parties																											120,000
William Sornsin [Member]
Service fees																				$ 10,000
Officers [Member]
Note payable																												$ 319,351
Federal rate, percentage																												2.18%	2.38%
Accrued interest																												$ 12,574
Common Stock [Member]
Proceeds from repurchase of restricted stock																									$ (1,331)	$ (1,331)
Series l Preferred Stock [Member]
Legal fees																												$ 73,858
Number of shares issued during period, shares																												23,100
Preferred stock stated value														$ 1,000
Conversion price														$ 0.50
Proceeds from issuance convertible preferred stock														$ 23,100,000
Stock issued during period, value																												$ 23,100,000
Accrued interest																											$ 332,185	262,193
Series H Preferred Stock [Member]
Number of shares issued during period, shares																											108
Conversion price																						$ 0.33
Proceeds from issuance convertible preferred stock																						$ 19,399,250					$ 113,000
Stock issued during period, value																											130,896
Accrued interest																											481,017	481,017
Series H Preferred Stock [Member] | James Heckman [Member]
Number of shares issued during period, shares		389
Preferred stock stated value		$ 1,000
Conversion price		$ 0.33
Note payable		$ 389,000
Stock issued during period, shares, issued for services		389
Series J Preferred Stock [Member]
Preferred stock stated value										$ 1,000
Conversion price					$ 0.40					$ 0.70
Proceeds from issuance convertible preferred stock										$ 20,000,000
Accrued interest																											200,022	140,015
Series K Preferred Stock [Member]
Legal fees																											$ 120,000
Number of shares issued during period, shares																											18,042
Preferred stock stated value																							$ 1,000	$ 1,000
Conversion price																							$ 0.40	0.40						$ 0.40
Proceeds from issuance convertible preferred stock																							$ 18,042,000
Stock issued during period, value																											$ 18,042,000
Shares issued price, per share																														$ 0.61
Series K Preferred Stock [Member] | B.Riley [Member]
Debt amount									$ 3,367,000
Debt principal amount									3,295,506
Debt interest									71,494
Series K Convertible Preferred Stock [Member]
Proceeds from issuance convertible preferred stock																											14,675,000
Securities Purchase Agreement [Member]
Legal fees														$ 1,386,000
Conversion price														$ 0.50
Securities Purchase Agreement [Member] | Common Stock [Member]
Convertible shares														46,200,000
Securities Purchase Agreement [Member] | Series l Preferred Stock [Member]
Number of shares issued during period, shares														23,100
Preferred stock stated value														$ 1,000
Proceeds from issuance convertible preferred stock														$ 23,100,000
Securities Purchase Agreement [Member] | Series H Preferred Stock [Member]
Preferred stock stated value							$ 1,000
Convertible shares							6,825,000
Conversion price							$ 0.33
Stock issued during period, shares, issued for services							2,253
Proceeds from convertible debt							$ 2,730,000
Securities Purchase Agreement [Member] | Series J Preferred Stock [Member] | B.Riley [Member]
Stock issued during period, shares, issued for services					5,250
Securities Purchase Agreement [Member] | Series J Preferred Stock [Member] | Accredited Investors [Member]
Preferred stock stated value					$ 1,000
Conversion price					$ 0.70
Stock issued during period, shares, issued for services					10,500
Proceeds from convertible debt					$ 6,000,000
Securities Purchase Agreement [Member] | Series K Convertible Preferred Stock [Member] | Accredited Investors [Member]
Preferred stock stated value																							$ 1,000	$ 1,000
Convertible shares																								45,105,000
Conversion price																							$ 0.40	$ 0.40
Stock issued during period, shares, issued for services																								18,042
Proceeds from convertible debt																								$ 18,042,090
Security Purchase Agreement [Member]
Conversion price										$ 0.70
Security Purchase Agreement [Member] | John A Fichthorn [Member]
Number of shares issued during period, shares										100
Security Purchase Agreement [Member] | Common Stock [Member]
Convertible shares										28,571,428
Security Purchase Agreement [Member] | Series H Preferred Stock [Member]
Number of shares issued during period, shares										20,000
Preferred stock stated value										$ 1,000
Proceeds from issuance convertible preferred stock										$ 20,000,000
Security Purchase Agreement [Member] | Series J Preferred Stock [Member]
Service fees										$ 525,240
Consulting Agreement [Member] | James Heckman [Member]
Monthly fee						$ 29,167
Consulting Agreement [Member] | James Heckman [Member] | Maximum [Member]
Monthly fee						$ 35,417
Separation Agreement [Member] | Benjamin Joldersma [Member]
Stock issued during period, issued for services				$ 111,000
12.0% Senior Secured Note [Member]
Debt face amount																$ 20,000,000
Maturity date																Jul. 31, 2019
Note payable																$ 2,365,000
12% Amended Senior Secured Notes [Member]
Legal fees											$ 17,382																202,382
Success fees																											(3,400,000)
Debt face amount																											71,000,000	71,000,000
12% Amended Senior Secured Notes [Member] | Series K Preferred Stock [Member]
Debt interest																											$ 146,067	$ 146,067
Term Note [Member]
Debt amount			$ 3,367,000
Term Note [Member] | Second Amended and Restated Note Purchase Agreement [Member] | B.Riley [Member]
Legal fees									793,109
Debt face amount									$ 12,000,000
Maturity date									Mar. 31, 2021
Note payable									$ 6,913,865
Proceeds from notes									6,000,000
Term Note [Member] | Second Amended and Restated Note Purchase Agreement [Member] | B.Riley [Member] | Maximum [Member]
Debt face amount									$ 8,000,000
B. Riley Financial, Inc [Member] | 12.0% Senior Secured Note [Member]
Proceeds from secured note payable																1,000,000
Legal fees																$ 135,000
B. Riley Financial, Inc [Member] | 12% Amended Senior Secured Notes [Member]
Payments issuance for private placement															$ 2,400,000
Success fees															$ 3,500,000
B. Riley FBR, Inc [Member] | Securities Purchase Agreement [Member] | Ross Levinsohns [Member]
Number of shares issued during period, shares														500
Stock issued during period, value														$ 500,000
B. Riley FBR, Inc [Member] | Security Purchase Agreement [Member]
Number of shares issued during period, shares										5,000
B. Riley FBR, Inc [Member] | 12% Amended Senior Secured Notes [Member]
Legal fees											$ 150,000
B. Riley Capital Management [Member]
Ownership percentage									10.00%
Strome Alpha Fund, L.P [Member] | Securities Purchase Agreement [Member] | Series H Preferred Stock [Member]
Ownership percentage							10.00%
180 Degree Capital Corp [Member] | Securities Purchase Agreement [Member] | Series J Preferred Stock [Member]
Stock issued during period, shares, issued for services					5,250
Cramer Digital Inc [Member]
Number of shares issued during period, shares																												900,000
Annualized guaranteed payment												$ 3,000,000	$ 3,000,000
Reimbursement of rent expense												$ 4,250
Cramer Digital Inc [Member] | First Option [Member]
Number of shares issued during period, shares													2,000,000
Shares issued price, per share												$ 0.72	$ 0.72
Option vests																												36 months
Cramer Digital Inc [Member] | Second Option [Member]
Number of shares issued during period, shares								3,000,000
Shares issued price, per share								$ 0.54
Cramer Digital Inc [Member] | Share-based Payment Arrangement, Tranche One [Member]
Option vests																												12 months
Cramer Digital Inc [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Option vests																												24 months